STREAMLINING INITIATIVES (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011
STREAMLINING INITIATIVES
Expected payment of accrued streamlining costs in the next 12 months			$ 16,100,000
STREAMLINING INITIATIVES
Non-cash charges recorded related to streamlining initiatives			24,608,000	17,200,000
Expenses associated with streamlining actions	5,829,000	11,664,000	43,157,000	49,527,000
Contract termination costs
STREAMLINING INITIATIVES
Expenses associated with streamlining actions			2,696,000	2,600,000
Asset write-downs and disposals
STREAMLINING INITIATIVES
Non-cash charges recorded related to streamlining initiatives			24,608,000
Expenses associated with streamlining actions			24,608,000	17,200,000
Payroll and related costs
STREAMLINING INITIATIVES
Expenses associated with streamlining actions			12,143,000	9,300,000
Other costs
STREAMLINING INITIATIVES
Expenses associated with streamlining actions			3,710,000	20,400,000
JUICY COUTURE
STREAMLINING INITIATIVES
Expenses associated with streamlining actions	3,062,000	2,993,000	14,501,000	17,709,000
LUCKY BRAND
STREAMLINING INITIATIVES
Expenses associated with streamlining actions	1,032,000	2,204,000	10,766,000	7,028,000
KATE SPADE
STREAMLINING INITIATIVES
Expenses associated with streamlining actions	890,000	1,399,000	9,695,000	4,513,000
International-Based Direct Brands
STREAMLINING INITIATIVES
Expenses associated with streamlining actions		221,000		616,000
Adelington Design Group & Other
STREAMLINING INITIATIVES
Expenses associated with streamlining actions	$ 845,000	$ 4,847,000	$ 8,195,000	$ 19,661,000